Other Liabilities	12 Months Ended
Jun. 30, 2018
Other Liabilities
Other Liabilities
Note 12.	Other Liabilities

	30 June 2018	30 June 2017
	AUD$	AUD$
Other Liabilities
Convertible Notes*	—	226,000
Deferred Revenue**	—	19,139
Borrowings***	—	139,864
Total	—	385,003

(*) Convertible Notes:

On 17 February 2016, the Company secured A$1,700,000 in funding with a New York-based Investment Fund. The facility was used to fund the immediate start of the clinical phase for IMM-529 in Clostridium difficile.

The investment was structured in 3 tranches with a mix of equity financing and convertible securities according to the following:

Tranche #1	- A$100,000 private placement of securities plus a A$600,000 repayable Convertible Notes with A$78,000 finance charge;

Tranche #2	- 45 days after issuance of the tranche 1, the Company has the right to call a second Tranche as per Tranche 1 terms.

Tranche #3	- by mutual consent, A$339,000 Face Value repayable Convertible Notes issuable on same terms as Tranche 1 and 2.

The Convertible Notes were repayable monthly over an 18 month period with each repayment to be settled at Immuron’s discretion by:

a)	the issuance of new shares at a 10% discount to a 5 Day Volume Weighted Average Price (VWAP) over the 20 trading days immediately prior to a repayment due date; or

b)	cash repayment plus a 2.5% premium to the repayment amount.

Immuron drew down Tranche 1 and Tranche 2 of the Convertible Note during fiscal year 2016. Immuron repaid A$902,117 in cash during the 2017 financial year and repaid A$77,217 in cash and A$150,666 in shares prior to 30 June 2016, as disclosed under Note 15. The balance of the outstanding convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017.

(**) Deferred Revenue:

 This amount represents amounts billed by the Company for undelivered goods.

(***) Borrowings:

 The Company has financed A$162,457 for its insurance policies during the year ended June 30, 2017. Principal and interest (A$8,561) is to be repaid monthly by Immuron over a 11-month term. During the financial year 2018, the outstanding borrowings were repaid by the Company.